Risk Management (Details 2)	Dec. 31, 2019	Dec. 31, 2018
Concentration Of Credit Risk In Loans And Advances [Abstract]
Largest borrower	1.90%	2.20%
10 largest borrowers	7.70%	9.10%
20 largest borrowers	11.30%	12.90%
50 largest borrowers	16.70%	18.60%
100 largest borrowers	20.10%	22.90%